Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 25, 2022
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Value Fund	12/10/2021
Shareholders of BMO Large-Cap Value Fund (the Predecessor Fund) redeemed all Class R6 shares prior to the Reorganization of the Predecessor Fund with and into Columbia Integrated Large Cap Value Fund (the Fund) thereby resulting in liquidation of the share class. Therefore, all references and information related to Class R6 of the Predecessor Fund as the predecessor share class to Class Inst3 of the Fund are hereby removed and, effective immediately, the Prospectus and Summary Prospectus are hereby revised as follows.
Footnote (d) and footnote (e) to the Annual Fund Operating Expenses table under the heading "Fees and Expenses of the Fund" that appears in the Summary Prospectus and the Summary of the Fund section of the Prospectus are hereby revised as follows:
(d)	Other expenses for Class A and Class Adv shares have been restated to reflect current fees paid by the Fund and other expenses for Class C, Class Inst, Class Inst2, Class Inst3 and Class R shares are based on estimated amounts for the Fund’s current fiscal year.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2023, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A, 0.55% for Class Adv, 1.55% for Class C, 0.55% for Class Inst, 0.46% for Class Inst2, 0.40% for Class Inst3 and 1.05% for Class R. The fee waivers and/or expense reimbursement shown in the table for Class Inst3 also reflect the contractual agreement of the Fund’s transfer agent to waive fees and/or to reimburse expenses through December 31, 2023, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s transfer agency fees do not exceed the annual rate of 0.01% for Class Inst3.
The rest of the section remains the same.
The information under the heading "Performance Information" in the Summary Prospectus and the Summary of the Fund section of the Prospectus is hereby revised to remove the information for Class Inst3 shares in the table of Average Annual Total Returns After Applicable Sales Charges and to replace the first paragraph under the caption with the following:
The Fund is the successor to BMO Large-Cap Value Fund (the Predecessor Fund) pursuant to a reorganization of the Predecessor Fund with and into the Fund (the Reorganization) that took place January 21, 2022 (the Reorganization Date). The Fund commenced operations on the Reorganization Date. Performance information, including the share class inception date, shown for the Fund’s Class A and Class Adv shares for all periods prior to the Reorganization Date is historical information for the Predecessor Fund's corresponding Class A and Class I shares, respectively. At the Reorganization Date, the Predecessor Fund did not offer a corresponding share class of the Fund's Class C, Class Inst, Class Inst2, Class Inst3, and Class R shares and, therefore, no performance information is shown for those share classes. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected, the returns for all periods would have been lower. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
The rest of the section remains the same.

Columbia Integrated Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 25, 2022
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Value Fund	12/10/2021
Shareholders of BMO Large-Cap Value Fund (the Predecessor Fund) redeemed all Class R6 shares prior to the Reorganization of the Predecessor Fund with and into Columbia Integrated Large Cap Value Fund (the Fund) thereby resulting in liquidation of the share class. Therefore, all references and information related to Class R6 of the Predecessor Fund as the predecessor share class to Class Inst3 of the Fund are hereby removed and, effective immediately, the Prospectus and Summary Prospectus are hereby revised as follows.
Footnote (d) and footnote (e) to the Annual Fund Operating Expenses table under the heading "Fees and Expenses of the Fund" that appears in the Summary Prospectus and the Summary of the Fund section of the Prospectus are hereby revised as follows:
(d)	Other expenses for Class A and Class Adv shares have been restated to reflect current fees paid by the Fund and other expenses for Class C, Class Inst, Class Inst2, Class Inst3 and Class R shares are based on estimated amounts for the Fund’s current fiscal year.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2023, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A, 0.55% for Class Adv, 1.55% for Class C, 0.55% for Class Inst, 0.46% for Class Inst2, 0.40% for Class Inst3 and 1.05% for Class R. The fee waivers and/or expense reimbursement shown in the table for Class Inst3 also reflect the contractual agreement of the Fund’s transfer agent to waive fees and/or to reimburse expenses through December 31, 2023, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s transfer agency fees do not exceed the annual rate of 0.01% for Class Inst3.
The rest of the section remains the same.
The information under the heading "Performance Information" in the Summary Prospectus and the Summary of the Fund section of the Prospectus is hereby revised to remove the information for Class Inst3 shares in the table of Average Annual Total Returns After Applicable Sales Charges and to replace the first paragraph under the caption with the following:
The Fund is the successor to BMO Large-Cap Value Fund (the Predecessor Fund) pursuant to a reorganization of the Predecessor Fund with and into the Fund (the Reorganization) that took place January 21, 2022 (the Reorganization Date). The Fund commenced operations on the Reorganization Date. Performance information, including the share class inception date, shown for the Fund’s Class A and Class Adv shares for all periods prior to the Reorganization Date is historical information for the Predecessor Fund's corresponding Class A and Class I shares, respectively. At the Reorganization Date, the Predecessor Fund did not offer a corresponding share class of the Fund's Class C, Class Inst, Class Inst2, Class Inst3, and Class R shares and, therefore, no performance information is shown for those share classes. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected, the returns for all periods would have been lower. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
The rest of the section remains the same.